SCHEDULE OF FAIR VALUE OF HIERARCHY AT FAIR VALUE ON RECURRING BASIS (Details) - Liability For Private Warrants [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total Liabilities
Fair Value, Inputs, Level 1 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total Liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total Liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total Liabilities